Stockholders’ Equity (Details) - Detail 3							1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 18, 2023 $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Oct. 07, 2022 USD ($) shares	Oct. 07, 2022 USD ($) shares	Jul. 19, 2022 USD ($) $ / shares shares	Feb. 24, 2021 $ / shares shares	Oct. 31, 2017 shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 29, 2023 $ / shares shares	Jul. 03, 2023 $ / shares	Apr. 20, 2023 $ / shares	Jan. 19, 2022 $ / shares	Oct. 18, 2021 shares	Aug. 31, 2021 shares	May 24, 2021 $ / shares
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.001		$ 0.001	$ 0.001
Cash received (in Dollars) | $									$ 507,016	$ 507,016
Redemption amount paid (in Dollars) | $								$ 0.001
Preferred stock, shares authorized								3,000,000		3,000,000	3,000,000
Par value (in Dollars per share) | $ / shares										$ 6.0625		$ 5,400,000
Conversion price per share (in Dollars per share) | $ / shares													$ 18
Floor price (in Dollars per Item) | $ / item								0.519
Percentage of stock conversion.								125.00%
Preferred stock redemption percentage								115.00%
Excess of beneficially owned percentage								4.99%		4.99%
Common stock share issued								1,665,265		1,318,968	107,698					1,417
Common stock, par value (in Dollars per share) | $ / shares								$ 0.001		$ 0.001	$ 0.001	0.001						$ 0.001
Vesting expense (in Dollars) | $								$ 59,964
General and administrative expenses (in Dollars) | $										$ 1,843,902
Weighted average vesting term								1 year 11 months 1 day
Research and development (in Dollars) | $								$ 8,145,266	$ 1,387,541	$ 7,074,339	$ 7,268,084
Company issued shares										74,675
Issue of common stock										332,876							2,292
Option [Member]
Stockholders Equity [Line Items]
Exercisable options								10,654,000		9,320,000
Weighted average exercise price (in Dollars per share) | $ / shares								$ 0.02		$ 0.02
Common Stock [Member]
Stockholders Equity [Line Items]
Sale of shares									8,463	8,463
Cash received (in Dollars) | $									$ 9	$ 9
Par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001		0.001		$ 48.76
Shares issued										31,251	262
Common stock share issued								50,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.001		$ 0.001
Issue of common stock									4,675
2017 Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Shares issued							2,500,000
2021 Omnibus Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Common stock share issued						60,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001
Stock option exercise percentage						100.00%
Pearsanta 2023 Plan [Member]
Stockholders Equity [Line Items]
Shares issued	15,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Stock option exercise percentage	100.00%
Pearsanta 2023 Plan [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Common stock share issued	9,320,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
Exercisable options								45,572		45,572
Weighted average exercise price (in Dollars per share) | $ / shares								$ 173.12		$ 173.12
Vesting expense (in Dollars) | $								$ 24,572		$ 589,014	$ 791,187
General and administrative expenses (in Dollars) | $								24,572
Share based payment remaining expenses (in Dollars) | $										$ 77,812
Weighted average vesting term										2 years 2 months 1 day
Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Vesting expense (in Dollars) | $								0	$ 111,187	$ 308,479	1,843,902
General and administrative expenses (in Dollars) | $										1,237,182	$ 1,209,906
Share based payment remaining expenses (in Dollars) | $								$ 0		$ 0
Weighted average vesting term								0 years		0 years
Restricted stock granted								0		0	463
Company issued shares											3,707
Issue of common stock									44	157
Restricted stock vested										170
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Company issued shares									44		507,558
Restricted stock vested									44	170
Research and Development Expense [Member] | Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
Share based payment remaining expenses (in Dollars) | $								$ 53,240
Research and development (in Dollars) | $								35,535		$ 203,374	$ 235,415
Research and Development Expense [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Research and development (in Dollars) | $								27,098		58,777
General and Administrative Expense [Member]
Stockholders Equity [Line Items]
General and administrative expenses (in Dollars) | $								81,586		105,049
General and Administrative Expense [Member] | Nonvested Stock Options [Member]
Stockholders Equity [Line Items]
General and administrative expenses (in Dollars) | $								24,429		385,640	$ 555,772
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Vesting expense (in Dollars) | $										308,479
General and administrative expenses (in Dollars) | $								111,187		242,915
Selling and Marketing Expense [Member]
Stockholders Equity [Line Items]
Sales and marketing (in Dollars) | $										504,699
Selling and Marketing Expense [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Sales and marketing (in Dollars) | $								$ 2,503		$ 6,787
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Sale of shares					1
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.001			$ 0.001		$ 0.001	$ 0.001				$ 0.001
Cash received (in Dollars) | $					$ 20,000					$ 20,000
Number of preferred stock votes					250,000,000
Consideration amount (in Dollars) | $								$ 20,000		$ 20,000
Redemption amount paid (in Dollars) | $			$ 20,000	$ 20,000
Number of shares redeemed			1	1
Redemption date				September 13, 2022						September 13, 2022
Preferred stock, shares authorized								1		1	1
Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.001		$ 0.001		$ 0.001
Shares of convertible preferred stock												2,625
Preferred stock, shares authorized								2,625		2,625
Par value (in Dollars per share) | $ / shares								$ 1,000		$ 1,000
Conversion price per share (in Dollars per share) | $ / shares								$ 4.71		$ 4.71
Conversion price description										(i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 125% redemption premium multiplied by (y) the amount of Series B-2 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more(the Company is currently in default for payments greater than $500,000), (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $500,000.
Floor price (in Dollars per Item) | $ / item								0.942		0.942
Volume weighted average price percentage								80.00%		80.00%
Percentage of stock conversion.								125.00%		125.00%
Preferred stock redemption percentage								115.00%		115.00%
Excess of beneficially owned percentage								4.99%		4.99%
Series C Preferred Stock [Member]
Stockholders Equity [Line Items]
Sale of shares		1
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Cash received (in Dollars) | $		$ 1,000								$ 1,000
Number of preferred stock votes		250,000,000
Consideration amount (in Dollars) | $		$ 1,000
Preferred stock, shares authorized								1		1	1